Segment information (Tables)	6 Months Ended
Jun. 30, 2019
Segment information
Segment information

Segment information for the six months ended June 30, 2019

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€86,907	€4,878		€91,785
Internal revenue		3,581	€(3,581)
Other income	16,717	7		16,724
Revenues & other income	103,624	8,466	(3,581)	108,509

Segment result	(81,269)	410		(80,859)
Unallocated expenses (1)				(16,751)
Operating loss				(97,610)
Financial (expenses)/income				1,834
Result before tax				(95,776)
Income taxes				(129)
Net loss				€(95,905)
(1)	Unallocated expenses consist of expenses for warrant plans under IFRS 2 Share based payments.

Segment information for the six months ended June 30, 2018

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€81,942	€5,641		€87,583
Internal revenue		4,126	€(4,126)
Other income	14,287	2		14,289
Revenues & other income	96,229	9,770	(4,126)	101,872

Segment result	(57,446)	2,200		(55,246)
Unallocated expenses (1)				(10,540)
Operating loss				(65,786)
Financial (expenses)/income				6,867
Result before tax				(58,919)
Income taxes				(137)
Net loss				€(59,056)
(1)	Unallocated expenses consist of expenses for warrant plans under IFRS 2 Share based payments.